Note 22 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at amortised cost [Line Items]
Total deposits at amortised cost	€ 556,498	€ 496,720	€ 473,835
Liabilities due to central banks	17,226	14,668	20,309
Deposits from banks	36,771	34,406	40,039
Deposits from customers	502,501	447,646	413,487
Debt instruments issued at amortised cost	81,842	69,867	68,707
Other financial liabilities	20,258	17,753	15,046
Financial liabilities at amortised cost	658,599	584,339	557,589
Demand Deposits [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	7	657	159
Deposits from banks	6,764	6,977	6,629
Deposits from customers	360,682	331,780	317,543
Time deposits and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	13,774	6,369	12,203
Deposits from banks	16,700	15,049	12,871
Deposits from customers	127,397	106,658	91,740
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	3,445	7,642	7,947
Deposits from banks	13,307	12,380	20,539
Deposits from customers	€ 14,422	€ 9,208	€ 4,204